Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2017
Fixed maturities:
U.S. government obligations	$6,645.9	$0	$0	$6,645.9	$6,688.8
State and local government obligations	0	2,297.1	0	2,297.1	2,285.6
Foreign government obligations	0	0	0	0	0
Corporate debt securities	0	4,997.7	0	4,997.7	4,997.2
Subtotal	6,645.9	7,294.8	0	13,940.7	13,971.6
Asset-backed securities:
Residential mortgage-backed	0	836.7	0	836.7	828.8
Commercial mortgage-backed	0	2,758.6	0	2,758.6	2,760.1
Other asset-backed	0	2,454.7	0	2,454.7	2,454.5
Subtotal asset-backed securities	0	6,050.0	0	6,050.0	6,043.4
Redeemable preferred stocks:
Financials	0	64.1	0	64.1	61.3
Utilities	0	11.4	0	11.4	10.1
Industrials	0	135.5	0	135.5	123.5
Subtotal redeemable preferred stocks	0	211.0	0	211.0	194.9
Total fixed maturities	6,645.9	13,555.8	0	20,201.7	20,209.9
Equity securities:
Nonredeemable preferred stocks:
Financials	80.6	718.2	0	798.8	693.6
Industrials	0	0	5.0	5.0	5.0
Subtotal nonredeemable preferred stocks	80.6	718.2	5.0	803.8	698.6
Common equities:
Common stocks	3,399.5	0	0	3,399.5	1,498.7
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	3,399.5	0	0.3	3,399.8	1,499.0
Total fixed maturities and equity securities	10,126.0	14,274.0	5.3	24,405.3	22,407.5
Short-term investments	1,824.4	1,045.0	0	2,869.4	2,869.4
Total portfolio	$11,950.4	$15,319.0	$5.3	$27,274.7	$25,276.9
Debt	$0	$3,606.5	$37.1	$3,643.6	$3,306.3

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2016
Fixed maturities:
U.S. government obligations	$2,870.1	$0	$0	$2,870.1	$2,899.2
State and local government obligations	0	2,502.6	0	2,502.6	2,509.5
Foreign government obligations	24.5	0	0	24.5	24.5
Corporate debt securities	0	4,550.9	0	4,550.9	4,557.8
Subtotal	2,894.6	7,053.5	0	9,948.1	9,991.0
Asset-backed securities:
Residential mortgage-backed	0	1,499.3	0	1,499.3	1,489.7
Commercial mortgage-backed	0	2,253.1	0.3	2,253.4	2,266.9
Other asset-backed	0	2,351.1	0	2,351.1	2,350.7
Subtotal asset-backed securities	0	6,103.5	0.3	6,103.8	6,107.3
Redeemable preferred stocks:
Financials	0	59.5	0	59.5	59.8
Utilities	0	30.9	0	30.9	30.5
Industrials	0	101.5	0	101.5	98.5
Subtotal redeemable preferred stocks	0	191.9	0	191.9	188.8
Total fixed maturities	2,894.6	13,348.9	0.3	16,243.8	16,287.1
Equity securities:
Nonredeemable preferred stocks:
Financials	138.1	715.4	0	853.5	734.2
Industrials	0	0	0	0	0
Subtotal nonredeemable preferred stocks	138.1	715.4	0	853.5	734.2
Common equities:
Common stocks	2,812.0	0	0	2,812.0	1,437.1
Other risk investments	0	0	0.4	0.4	0.4
Subtotal common equities	2,812.0	0	0.4	2,812.4	1,437.5
Total fixed maturities and equity securities	5,844.7	14,064.3	0.7	19,909.7	18,458.8
Short-term investments	3,009.3	563.6	0	3,572.9	3,572.9
Total portfolio	$8,854.0	$14,627.9	$0.7	$23,482.6	$22,031.7
Debt	$0	$3,188.5	$127.3	$3,315.8	$3,148.2

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2017 and 2016:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2016	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2017
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0.3	$(0.3)	$0	$0	$0	$0	$0	$0
Total fixed maturities	0.3	(0.3)	0	0	0	0	0	0
Equity securities:
Nonredeemable preferred stocks:
Industrials	0	0	5.0	0	0	0	0	5.0
Common equities:
Other risk investments	0.4	(0.1)	0	0	0	0	0	0.3
Total Level 3 securities	$0.7	$(0.4)	$5.0	$0	$0	$0	$0	$5.3

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2015	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2016
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$9.9	$(9.6)	$0	$0	$0	$0	$0	$0.3
Total fixed maturities	9.9	(9.6)	0	0	0	0	0	0.3
Equity securities:
Nonredeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	0.3	0	0	0	0	0.1	0	0.4
Total Level 3 securities	$10.2	$(9.6)	$0	$0	$0	$0.1	$0	$0.7

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2017	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0	NA	NA	NA
Total fixed maturities	0
Equity securities:
Nonredeemable preferred stocks:
Industrials[1]	5.0	Internal price	Unadjusted purchase price	3.9
Subtotal Level 3 securities	5.0
Third-party pricing exemption securities[2]	0.3
Total Level 3 securities	$5.3

[1] The security was internally-priced since it is privately held and it was valued at December 31, 2017 using the purchase price.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2016	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Commercial mortgage-backed	$0.3	External vendor	Prepayment rate[1]	0
Total fixed maturities	0.3
Equity securities:
Nonredeemable preferred stocks:
Industrials	0	NA	NA	NA
Subtotal Level 3 securities	0.3
Third-party pricing exemption securities[2]	0.4
Total Level 3 securities	$0.7

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.